Other Income (Expense), Net (Tables)	6 Months Ended
Dec. 31, 2024
Other Income (Expense), Net [Abstract]
Schedule of Other Income (Expense), Net

Other income (expense), net consisted of the following:

	For the Six Months Ended December 31,
	2024	2023
	(Unaudited)	(Unaudited)
Non-project installation and maintenance revenue	$29,725	$57,507
Rental income, net (1)	66,531	78,358
Brand charge	1,341	90,397
Waste sales	17,422	28,181
Interest income from fixed deposits and loans receivable	80,539	55,206
Government subsidies (2)	10,225	47,194
Other expense	(11,200)	(9,173)
Total other income (expense), net	$194,583	$347,670

(1)

On February 10, 2021, Wuxi Li Bang leased the property at No. 179 Xizhang Road, Gushan Town to Jiangyin Shuaina Home Furniture Technology Co., Ltd for six years and the rent is RMB3,750,000 (US$521,674) in total. The rent is paid yearly, RMB600,000 (US$83,468) for the first three years and RMB650,000 (US$90,423) for the following three years.

On February 1, 2022, Wuxi Li Bang leased part of the property at No. 190 Xizhang Road, Gushan Town, Jiangyin City to Leiluo Intelligent Technology (Jiangsu) Co., Ltd. for three years and the rent is RMB1,800,000(US$250,403) in total, and the annual rent is RMB600,000 (US$83,468).

(2)	In 2023, Li Bang Kitchen Appliance was recognized as an advanced manufacturing enterprise by the local government and enjoyed preferential value-added tax deduction.